Velocity Commercial Capital Loan Trust 2022-4 ABS-15G

Exhibit 99.11

Client LN	Edgar Loan ID	Seller LN	Address	City	ST	Zip	Trade	Title Report Effective Date	Title Report Date	Tax Certificate Effective Date	Subject Lien Recorded	Number of Pages Recorded	Subject Mortgage Originator	Origination Balance	Origination Date	Recording Date	Mortgage Book	Mortgage Page	Mortgage Doc Number	County of Recording	State of Recording	Critical Defect	SMtg Open	Address Variation	Origination Vesting	Current Vesting	SMtg First Position Mortgage	Prior Lien / Judgment	Municipal Lien	Association Super Lien	Property Tax Lien	Property Tax Status	SMtg Lien Position (Mortgages)	Critical Exception Count	Prior Mortgage Exception Count	Prior Mortgage Exception Total	Prior Mortgage Exception Details	Prior Lien Exception Count	Prior Lien Exception Total	Prior Lien Exception Details	Municipal Lien Exception Count	Municipal Lien Exception Total	Municipal Lien Exception Details	Property Tax Lien Exception Count	Property Tax Lien Exception Total	Property Tax Lien Exception Details	Association Lien Exception Count	Association Lien Exception Total	Association Lien Exception Details	IRS Lien Exception Count	IRS Lien Exception Total	IRS Lien Exception Details	Deed Vesting Exception Categories	Property Tax Status Issue	DQ Property Tax Amount	Property Tax Status Details	Final Event Level	Title Exceptions	Title Comments
XXXX	20000000	XXXX	XXXX	XX	XXXX	XXXX	06/30/2022	07/11/2022	Yes	19	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX	XXXX	XXXX	XX	Fail	Pass	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Pass	Pass	1	26	0	XXXX	XXXX	XXXX	0	0	0	3	Prior Mortgage - Title Policy Coverage

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)

ECB Violation(s)	This Prior Mortgage was recorded on XX/XX/XXXX by XXXX $100,000.00. Covered by Title Policy.

A ECB Violations were filed against the subject property totaling $50.00.

A ECB Violations were filed against the subject property totaling $3,125.00.

A ECB Violations were filed against the subject property totaling $6,250.00.

A ECB Violations were filed against the subject property totaling $38.76.

A ECB Violations were filed against the subject property totaling $478.64.

A ECB Violations were filed against the subject property totaling $35.94.

A ECB Violations were filed against the subject property totaling $36.70.

A ECB Violations were filed against the subject property totaling $440.40.

A ECB Violations were filed against the subject property totaling $314.20.

A ECB Violations were filed against the subject property totaling $309.84.

A ECB Violations were filed against the subject property totaling $309.84.

A ECB Violations were filed against the subject property totaling $341.20.

A ECB Violations were filed against the subject property totaling $35.00.

A ECB Violations were filed against the subject property totaling $424.57.

A ECB Violations were filed against the subject property totaling $354.81.

A ECB Violations were filed against the subject property totaling $370.57.

A ECB Violations were filed against the subject property totaling $343.50.

A ECB Violations were filed against the subject property totaling $36.88.

A ECB Violations were filed against the subject property totaling $35.38.

A ECB Violations were filed against the subject property totaling $33.69.

A ECB Violations were filed against the subject property totaling $338.91.

A ECB Violations were filed against the subject property totaling $37.25.

A ECB Violations were filed against the subject property totaling $325.52.

A ECB Violations were filed against the subject property totaling $325.52.

A ECB Violations were filed against the subject property totaling $321.01.

																																																											A ECB Violations were filed against the subject property totaling $318.72.
XXXX	20000037		XXXX	XXXX	XX	XXXX	XXXX	06/30/2022	07/11/2022		Yes	19	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX			XXXX	XXXX	XX	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	1	0				0			0			0			0			0							1
XXXX	20000038		XXXX	XXXX	XX	XXXX	XXXX	07/05/2022	07/12/2022		Yes	19	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX	XX	Fail	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Pass	Pass	Pass	1	1				1	XXXX	XXXX	0			0			0			0							2	Prior Lien - No Title Policy Coverage	This Prior Lien was recorded on XX/XX/XXXX by XXXX $0.00. Not Covered by Title Policy.
XXXX	20000039		XXXX	XXXX	XX	XXXX	XXXX	07/05/2022	07/12/2022		Yes	19	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX	XXXX	XXXX		XXXX	XX	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	1	0				0			0			0			0			0							1
XXXX	20000040		XXXX	XXXX	XX	XXXX	XXXX	06/23/2022	07/11/2022		Yes	24	XXXX	XXXX	XX/XX/XXXX	XX/XX/XXXX			XXXX	XXXX	XX	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	Pass	1	0				0			0			0			0			0				Tax Report Not Available			2	Subordinate Mortgage	A Subordinate Mortgage was recorded on XX/XX/XXXX by XXXX $38,000.00.